Average Annual Total Returns - FidelityConvertibleSecuritiesFund-RetailPRO - FidelityConvertibleSecuritiesFund-RetailPRO - Fidelity Convertible Securities Fund	Jan. 28, 2023
Fidelity Convertible Securities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.32%)
Past 5 years	10.97%
Past 10 years	9.16%
Fidelity Convertible Securities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.38%)
Past 5 years	8.06%
Past 10 years	6.69%
Fidelity Convertible Securities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.87%)
Past 5 years	8.06%
Past 10 years	6.59%
ML014
Average Annual Return:
Past 1 year	(18.71%)
Past 5 years	9.29%
Past 10 years	10.01%